Interest Expense (Tables)	12 Months Ended
Dec. 28, 2013
Interest Costs Incurred [Abstract]
Schedule of interest expense
Interest expense consisted of the following (in millions):

	2013	2012	2011
Commercial paper	$3.2	$6.0	$1.6
Bank credit agreement	1.9	1.7	1.6
Term credit agreement	7.3	8.7	—
Mortgage notes payable	2.7	1.8	0.6
6.50% Senior Notes due 2011	—	—	5.3
5.80% Senior Notes due 2012	—	29.1	46.4
Floating Rate Senior Notes due 2013	4.3	2.7	—
3.00% Second Series Notes due 2014	7.4	9.0	6.8
6.25% Senior Notes due 2014	29.9	31.3	31.3
5.625% Senior Notes due 2014	14.1	14.1	14.1
3.40% Senior Notes due 2016	13.6	13.6	1.0
6.35% Senior Notes due 2017	31.8	31.8	31.8
5.00% Senior Notes due 2019	25.0	25.0	25.0
3.95% Senior Notes due 2020	19.7	19.7	19.7
4.75% Senior Notes due 2021	19.0	19.0	1.4
7.45% Senior Debentures due 2027	11.2	11.2	11.2
7.25% Senior Debentures due 2031	43.5	43.5	43.5
Other notes payable	1.8	1.7	2.1
Obligations under capital leases	38.0	39.7	43.7
Amortization of deferred finance costs	7.4	6.9	4.9
Interest rate swap agreements	—	(5.0)	(9.9)
Capitalized interest	(8.8)	(10.9)	(14.0)
	$273.0	$300.6	$268.1